Related Party Transactions (Details) - Schedule of Compensation of Key Management Personnel - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule Of Compensation Of Key Management Personnel Abstract
Director’s cash compensation	$ 59,715	$ 82,608
Director’s share-based compensation	624,263	338,702
Key management’s cash compensation	867,499	988,753
Key management’s share-based compensation	2,137,888	461,947
Total compensation of key management personnel	$ 3,689,365	$ 1,872,010